Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions

The Plan issues loans to participants, which are secured by the participants' account balances. These loans qualify as party-in-interest. Fees paid by the Plan in 2025 for loan services totaled $29,000.

Certain of the Plan's investments are managed by the Trustee, and therefore qualify as party-in-interest transactions.  Fees paid by the Plan in 2025 to the Trustee for investment management services related to these funds totaled $749,000.

The Carpenter Technology Stock Fund held in the Master Trust at December 31, 2025 and 2024 is invested in shares of the Plan Sponsor, therefore these transactions qualify as related party and party-in-interest transactions.  Fees paid to the Trustee by the Plan in 2025 for investment management services related to this fund were $25,000.  In addition, total purchases and sales in 2025, at market value, were $11,024,000 and $26,629,000, respectively.  The Plan's interest in the Carpenter Technology Stock Fund included 195,006 and 252,297 of equivalent shares with a share price of $314.84 and $169.71 as of December 31, 2025 and 2024, respectively.

Certain administrative functions of the Plan are performed by officers or employees of the Company.  No such officer or employee receives compensation from the Plan.